SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 02, 2017	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Defined benefit plan, final years of service		5 years
Reclassification of foreign currency gains and losses on translation of income tax balances	$ 1
Employee Stock Option
Disclosure of detailed information about property, plant and equipment [line items]
Vesting period		5 years
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment		20 years
Minimum | Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment		10 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment		40 years
Maximum | Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment		25 years